SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2013
SHORT-TERM AND LONG-TERM DEBT
SHORT-TERM AND LONG-TERM DEBT

7.              SHORT-TERM AND LONG-TERM DEBT

Short-term debt of ¥62,500 thousand as of March 31, 2012, consists of bank borrowings with a weighted average interest rate of 0.7 percent.

The components of long-term debt as of March 31, 2012 and 2013, are summarized as follows:

	Thousands of Yen
	2012 Weighted average interest rate	2012 Balance	2013 Weighted average interest rate	2013 Balance
Unsecured convertible notes due 2015, zero coupon, net of unamortized discount of ¥3,300 thousand at March 31, 2012	1.0%	¥106,700		¥—
Bank borrowings:
Secured by equity securities, various rates and various maturities through 2016	2.0%	247,143	2.1%	272,500
Unsecured, various rates and various maturities through 2016	1.6%	182,857	2.1%	350,000
Capital lease obligations	4.1%	1,840	2.0%	13,025
		538,540		635,525
Less: current portion		138,520		188,241
		¥400,020		¥447,284

The aggregate annual maturities of long-term debt after March 31, 2013, are as follows:

Years ending March 31	Thousands of Yen
2014	¥188,241
2015	177,894
2016	177,951
2017	90,510
2018	929
¥635,525

The Company pledged available-for-sale securities with a carrying value of ¥273,600 thousand and ¥266,850 thousand as security for bank borrowings of ¥247,143 thousand and ¥272,500 thousand as of March 31, 2012 and 2013, respectively. As is customary in Japan, both short-term and long-term bank borrowings are made under general agreements that provide that securities and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations.

Credit Line

The Company entered into an overdraft arrangement with a Japanese bank for which the unutilized balance as of March 31, 2012 and 2013 was ¥50,000 thousand. Under a ¥700,000 thousand five year syndicated loan arrangement entered into with a consortium of banks on September 27, 2011, the Company borrowed ¥350,000 thousand when the arrangement was signed and an additional ¥350,000 thousand in May 2012. There was no unused balance under this arrangement as of March 31, 2013.

On December 28, 2012, the Company entered into a short-term revolving credit facility agreement with a consortium of Japanese banks in an aggregate principal amount of ¥1,000,000 thousand that matures on December 27, 2013. The extension of maturity date of the credit facility is subject to the consortium’s approval. There were no borrowings under this credit facility as of March 31, 2013.

Convertible Notes

In April 2010, the Company issued zero coupon convertible notes due in April 2015 in the aggregate face amount of ¥300,000 thousand for ¥285,000 thousand. The notes were convertible to equity shares at the option of the holders at a price of ¥391 per share at any time on or after April 13, 2010. The Company was not required to bifurcate any of the embedded features contained in the notes for accounting purposes. On March 14, 2011, and February 28 and May 15, 2012, convertible notes were converted into 204,472, 281,150 and 281,114 equity shares of the Company, respectively. The carrying amount of convertible notes, including any unamortized discount, was credited to the capital account (net of issuance costs) upon conversion, and no gain or loss was recognized. None of the convertible notes remained outstanding as of March 31, 2013.

Financial Covenants

There are restrictive covenants related to the borrowings under the credit line including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of UBIC, measured under accounting principles generally accepted in Japan. UBIC is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2011; ¥1,168,013 thousand on a stand-alone basis and ¥1,173,145 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of previous year, whichever is higher. The ordinary income covenant states that UBIC shall not record ordinary losses in any two consecutive fiscal years. UBIC is in compliance with these restrictive covenants at March 31, 2013.

There are restrictive covenants related to the revolving credit facility of ¥1,000,000 thousand as of March 31, 2013, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of UBIC, measured under accounting principles generally accepted in Japan. UBIC is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2012; ¥2,607,338 thousand on a stand-alone basis and ¥2,655,320 thousand on a consolidated basis under Japanese GAAP or (b) net assets at the end of previous year, whichever is higher. The ordinary income covenant states that UBIC shall not record ordinary losses in any two consecutive fiscal years. UBIC is in compliance with these restrictive covenants at March 31, 2013.